SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission.

2.2 Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation, including those between the continuing operations and discontinued operations, as these transactions are not expected to continue to exist after the disposal of the discontinued operations.

2.3 Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the Company’s net earnings or financial position.

2.4 Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to expected credit loss on other receivables and other receivables - related party, impairment of long-lived assets, useful life of long-lived assets, fair value related to the 18 Exahash mining machines acquisition, fair value of share-based compensation, expected credit loss on receivable for Bitcoin collateral and valuation allowance for deferred tax assets. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

2.5 Revenue recognition

The Company’s revenues from continuing operations are derived principally from 1) Bitcoin mining income, 2) international automobile trading income 3) Other revenues, which mainly includes mining site operation income.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.5 Revenue recognition (continued)

Under ASC 606, Revenue from Contracts with Customers (“ASC 606”), revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps:

●	Identify the contract(s) with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

Bitcoin mining income

The Company enters into a contract with a mining pool operator to provide hash calculation services to the mining pool operator using the Company’s own mining machines. The Company considers the mining pool operator the customer under this type of arrangement and can decide when to start providing services. The Company’s enforceable right to consideration begins when, and continues as long as, the Company provides hash calculation services to the mining pool operator. Each party to the contract has the unilateral right to terminate the contract at any time without any compensation to the other party for such a termination. As such, the duration of a contract can be less than a day and the contract continuously renews throughout the day. The implied renewal option is not a material right because there are no upfront or incremental fees in the initial contract and the terms, conditions, and compensation amount for the renewal options are at the then market rates.

In exchange for providing hash calculation service to the mining pool operators, the Company is entitled to non-cash compensation, cryptocurrency, from the mining pool operator, which is a variable consideration based on the mining pool operator’s distribution mechanism, which is Full-Pay-Per-Share (“FPPS”). Under the FPPS distribution mechanism, the mining pool pays block rewards and transaction fees, less mining pool fees. The Company is entitled to non-cash consideration even if a block is not successfully validated by the mining pool operator. For the applicable period presented, the Company participated in Bitcoin mining to generate its mining revenues under the FPPS distribution mechanism.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.5 Revenue recognition (continued)

FPPS Mining Pool

The Company participates in the mining pool that uses the FPPS distribution mechanism. The Company is entitled to compensation once it begins to perform hash calculations for the mining pool operator in accordance with the operator’s specifications over a 24-hour period beginning mid-night UTC and ending at 23:59:59 UTC on a daily basis. The non-cash consideration that the Company is entitled to for providing hash calculations to the mining pool operator under the FPPS payment mechanism is made up of block rewards and transaction fees less pool operator fees determined as follows:

●	The non-cash consideration referred as the block reward is based on the total blocks expected to be generated on the Bitcoin Network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the daily hash calculations that the Company provides to the pool operator as a percent of the Bitcoin Network’s implied hash calculations as determined by the network difficulty, multiplied by the total Bitcoin Network block rewards expected to be generated for the same daily period.
●	The non-cash consideration referred as the transaction fees is based on the share of total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain over the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the Bitcoin Network during the daily 24-hour period as a percent of the total block rewards the Bitcoin Network actually generated during the same 24-hour period, multiplied by the block rewards the Company earned for the same 24-hour period.
●	The gross non-cash compensation, consisting of the block reward and transaction fees, earned by the Company is reduced by the mining pool fees charged by the operator for operating the pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent the Company performs hash calculations and generates revenue in accordance with the pool operator’s payout formula during the same daily period as discussed above.

International automobile trading income

When providing car trading services, the Company evaluates if it is a principal or an agent in a transaction to determine whether revenues should be recorded on a gross or net basis. The Company acts as a principal in which the Company purchases vehicles from suppliers which are vehicle manufacturers or their first-tier car dealerships and sells the vehicles to customers and records revenue on a gross basis if it obtains control over the specified goods before they are transferred to the customers. The revenue generated from sale of vehicles is recognized at a point in time when the control of the vehicles is transferred from the Company to the customers when the vehicles are delivered.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.6 Leases

Operating Leases – Lessee under ASC 842

The Company has operating leases for certain office rentals as a lessee. At inception of a contract, the Company determines whether that contract is, or contains a lease. For each lease arrangement identified, the Company determines its classification as an operating or finance lease.

The Company records a lease liability and corresponding operating lease right-of-use (“ROU”) asset at lease commencement. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The discount rate is determined using the Company’s incremental borrowing rate at lease commencement since the rate implicit in the lease is not readily determinable. The Company uses its unsecured borrowing rate over the lease term and adjusts the rate based on its credit risk and the effects of collateral to approximate a collateralized rate, which will be updated on an annual basis for measurement of new lease liabilities. ROU asset represents the right to use an underlying asset for the lease term and are recognized in an amount equal to the lease liability adjusted for any lease payments made prior to commencement date, less any lease incentives received, and any initial direct costs incurred by the Company. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. However, none of these have been recognized in the Company’s right-of-use assets or lease liabilities since those options were not reasonably certain to be exercised.

If there is a lease modification, the Company considers whether the lease modification results in a separate contract. If so, the Company accounts for the separate contract the same manner as any other new lease, in addition to the original unmodified contract. Otherwise, the Company remeasures and reallocates the remaining consideration in the contract, reassesses the classification of the lease at the effective date of the modification and accounts for any initial direct costs, lease incentives and other payments made to or by the lessee. If the modification fully or partially terminates the existing lease, the Company remeasures the lease liability and decreases the carrying amount of the right-of-use asset in proportion to the full or partial termination of the existing lease and recognize in profit or loss any difference between the reduction in the lease liability and the reduction in the right-of-use asset.

Besides, operating lease expense is recognized as a single lease cost on a straight-line basis over the lease term and is included in general and administrative expenses, on the consolidated statements of comprehensive income (loss). Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities.

2.7 Cost of revenues

Cost of revenues consist primarily of cost of mining machines’ depreciation, cost of hosting expenses of mining machines, cost of vehicles associated with international automobile trading business, commissions paid to car dealers who refer borrowers to the Company - discontinued operations, employee compensation costs - discontinued operations, leasing interest expense - discontinued operations, cost of telematics devices installed in automobiles and third-party outsourcing fees for vehicle repossession services - discontinued operations. Cost of revenues are expensed as incurred when the corresponding services have been provided or goods are delivered.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.8 Foreign currency translation and transactions

In the third quarter of 2025, the Company changed the reporting currency of its consolidated financial statements from Renminbi (“RMB”) to U.S. dollars, reflecting the profile of its revenue and profit after the divestiture of its China assets in May 2025. All comparative numbers are recast in U.S. dollars (“US$”) as if the financial statement originally had been presented in US$ since the earliest periods. In applying the change in reporting currency, all the Company’s financial statements were translated from their functional currency into US$.

The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters (“ASC 830”). The functional currency of the Company and disposed subsidiaries (except Can Gu Long) is the US$. Can Gu Long, disposed VIEs, and subsidiaries of the disposed VIEs with operations in the PRC adopted RMB as their functional currency, which are all included in the discontinued operations.

The financial statements of subsidiaries and VIEs whose functional currency is RMB are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and the average exchange rate for the period for income and expense items. Translation adjustments resulting from this process are recorded in accumulated other comprehensive loss, as a component of shareholders’ equity.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Transaction gains and losses are recognized in the unaudited interim condensed consolidated statements of comprehensive income (loss) during the period in which they occur.

2.9 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and highly liquid investments with original maturities within three months from the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.

As of December 31, 2025, majority of the Company’s cash and cash equivalents were held by financial institutions located in Hong Kong and USA.

2.10 Crypto currencies

In 2025, the Company engaged in the receipt and payment of crypto currencies in the course of its business operations. As of December 31, 2025, the majority composition of the Company’s crypto currencies balance is USDT. The Company adopted ASC 350-60, Intangibles — Goodwill and Other, (“ASC 350-60”) on January 1, 2024, based on which crypto currencies are measured at fair value as of each reporting period. The changes in fair value are recorded as gain or loss from changes in fair value of crypto currencies on the consolidated statements of comprehensive income (loss).

2.11 Accounts receivable, net

Accounts receivable are recognized and carried at the original contract amount which will be invoiced, net of allowances for accounts receivable. The Company maintains an allowance for accounts receivable in accordance with Accounting Standards Update (“ASU”) No. 2016 - 13, Financial instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 326”) and records the allowance as an offset to accounts receivable, and the expected credit losses charged to the allowance is classified as “Provision (net recovery on provision) for credit losses” in the consolidated statements of comprehensive income (loss). Bad debts are written off after all collection efforts have been exhausted.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.12 Receivable for Bitcoin collateral, net

The receivable for Bitcoin collateral represents the Bitcoin posted as debt collateral to the lender who has the rights to, among other activities, lend or re-hypothecate such Bitcoin at the sole discretion of the lender and for which the lender has an obligation to return to the Company at maturity of the loan. The receivable is recorded at fair value and changes in fair value are recorded as gain or loss from change in fair value of receivable for Bitcoin collateral on the consolidated statements of comprehensive income (loss). The receivable for Bitcoin collateral is classified as non-current as of December 31, 2025, as the corresponding debt matures in more than one year. The value and activity involving this asset are discussed in detail in Note 5. As all of the Company’s Bitcoins are posted to the lender as collateral, the Company does not have any assets associated with Bitcoin holdings as of December 31, 2025. The lender became a related party of the Company since July 2025, so the corresponding balance has been presented as the receivable for Bitcoin collateral, net - non-current - related party as of December 31, 2025. See Note 20 for more details.

At commencement and throughout the term of the arrangement, the Company considers and accounts for the credit risk associated with the Bitcoin receivable collateral in accordance with the principles outlined in ASC 326. The receivable for Bitcoin collateral is presented net of any allowance for credit losses.

2.13 Allowance for receivable for Bitcoin collateral

In estimating the allowance for credit losses, the Company applies the current expected credit loss (“CECL”) model, which requires the measurement of lifetime expected credit losses on the amortized costs of the financial assets.

To estimate the allowance for credit loss of receivable for Bitcoin collateral, as the Company has limited historical experience with similar assets, the allowance is determined using a combination of industry data, peer analysis, and forward-looking information about economic conditions and the creditworthiness of the counterparty. The Company incorporates relevant qualitative factors, such as the nature of the receivable, the characteristics of the counterparty, and any observable market indicators, to assess the expected collectability of the receivable for Bitcoin collateral. The estimation process also includes reasonable and supportable forecasts to account for future economic conditions and any anticipated impact on the receivable.

2.14 Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

2.15 Mining machines, net

Mining machines are stated at cost less accumulated depreciation and impairment. Depreciation is provided using the straight-line method with the residual value of 0% and the estimated useful life of 3 years.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.16 Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful life of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	nil
Mining site assets	5-10 years	nil

Costs associated with the repair and maintenance of property, plant and equipment are expensed as incurred. Depreciation is recorded starting at the time when assets are ready for the intended use.

2.17 Intangible assets, net

Intangible assets that have finite useful life primarily include purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, which are 10 years.

2.18 Impairment of long-lived assets

Long-lived assets are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment (“ASC 360”). The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

2.19 Income taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive (loss) income. As of and for the year ended December 31, 2025, there were no unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.20 Segment information

An operating segment is a component of a public entity that has all of the following characteristics:

a.	It engages in business activities from which it may recognize revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same public entity).
b.	Its operating results are regularly reviewed by the public entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.
c.	Its discrete financial information is available.

For the reporting periods including and prior to the fiscal year ended on December 31, 2023, the Chief Operating Decision Maker (CODM), who is the Company’s Chief Executive Officer (CEO), made resource allocation decisions and assessed performance based on the consolidated financial results as a whole. As a result, the Company operated as a single reportable segment of Automobile and Related Business.

In 2024, following the commencement of the Bitcoin mining business, the CODM began to evaluate the performance of the overall business based on two distinct reportable segments: (i) Bitcoin Mining Business and (ii) Automobile and Related Business. In 2025, the CODM ceased reviewing the performance of Automobile and Related Business other than the International Automobile Trading Business, which commenced in the second quarter of fiscal year 2025. All revenue and cost related to Automobile and Related Business, other than those related to International Automobile Trading Business, had been included in the discontinued operations pursuant to Companys’ divestment of its PRC business as stated in Note 1. Accordingly, the Company now reports segment financial information based on two reportable segments: (i) Bitcoin Mining Business and (ii) International Automobile Trading Business, in alignment with this change in how the CODM assesses performance and allocates resources.

CODM evaluates the operating results based on the amount of income before income taxes of each reportable segment. This financial metric is used to perform analytical comparisons between periods and to monitor budget-to-actual variances on a periodic basis in order to assess performance and allocate resources.

As Automobile and Related Business was reclassified into discontinued operations for the year ended December 31, 2024, reference should be made to the profit and loss and assets from the continuing operations on the consolidated financial statements for segment information related to Bitcoin Mining Business. Key financial information by segment for the year ended December 31, 2023 has not been presented because such information is no longer meaningful following its classification as discontinued operations.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.20 Segment information (continued)

The following table summarizes key financial information of income by segment from continuing operations for the year ended December 31, 2025:

	For the year ended December 31, 2025
	Bitcoin	International Automobile
	Mining Business	Trading Business	Total

Revenues	678,248,212	9,831,011	688,079,223
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	533,802,755	9,497,111	543,299,866
Cost of revenue (depreciation)	116,636,416	—	116,636,416
Provision for credit losses	1,677,444	—	1,677,444
Impairment loss from mining machines	338,280,027	—	338,280,027
Gain from changes in fair value of crypto currencies	(115,331)	—	(115,331)
Loss from change in fair value of receivable for Bitcoin collateral	96,498,438	—	96,498,438
Interest expense	5,910,431	—	5,910,431
Interest expense - related party	14,055,103	—	14,055,103
Reportable segment income (loss) before income taxes	(428,497,071)	333,900	(428,163,171)
Reconciliations to income (loss) before income tax
General and administrative expense – staff cost	—	—	12,641,536
General and administrative expense – others	—	—	16,256,580
Interest income	—	—	(2,017,566)
Foreign exchange loss, net	—	—	225,383
Other income and expense, net	—	—	(3,321,793)
Net loss before income taxes from continuing operations	—	—	(451,947,311)

The following table summarizes significant expense categories and amounts in 2024 and 2023:

	For the years ended
	December 31,	December 31,
	2023	2024
General and administrative expense
Staff cost	5,527,744	10,124,393
Others	1,495,945	5,682,941
Total	7,023,689	15,807,334

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.20 Segment information (continued)

The following table summarizes key financial information of asset by segment as of December 31, 2025:

	As of December 31, 2025
	Bitcoin	International Automobile
	Mining Business	Trading Business	Total
Segment assets:
Current assets
Accounts receivable, net	1,639,404	22,298	1,661,702
Accounts receivable, net - related parties	1,064,440	—	1,064,440
Prepayments and other current assets, net	5,831,518	1,004,081	6,835,599
Other current assets, net - related party	74,270,770	—	74,270,770
Non-current assets
Mining machines, net	248,745,505	—	248,745,505
Property, plant and equipment, net	18,797,925	—	18,797,925
Intangible assets, net	292,836	—	292,836
Operating lease right-of-use assets, net	2,079,937	—	2,079,937
Receivable for Bitcoin collateral, net - non-current - related party	662,968,814	—	662,968,814
Other non-current assets, net	68,025,983	—	68,025,983
Other non-current assets, net - related party	6,955,650	—	6,955,650
Total segment assets from continuing operations	1,090,672,782	1,026,379	1,091,699,161

Reconciliations to total assets
Cash and cash equivalents	—	—	41,243,627
Crypto currencies	—	—	42,545
Total assets from continuing operations	—	—	1,132,985,333

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.20 Segment information (continued)

Disaggregated revenue data by geographic area in terms of customers’ locations is as follows:

	For the year ended December 31, 2025
	Bitcoin	International Automobile
	Mining Business	trading Business	Total

British Virgin Islands	675,501,646	—	675,501,646
Others	2,746,566	9,831,011	12,577,577
Total	678,248,212	9,831,011	688,079,223

For the year ended December 31, 2024
Bitcoin
Mining Business
British Virgin Islands	89,908,403
Total	89,908,403

Selected assets of mining machines, property, plant and equipment and operating lease right-of-use assets by geographic area are as follows:

	As of December 31, 2025
	Bitcoin
	Mining Business	Total
Asia	29,410,962	29,410,962
North America	141,129,598	141,129,598
Africa	78,410,435	78,410,435
Others	20,672,372	20,672,372
Total	269,623,367	269,623,367

	As of December 31, 2024
	Bitcoin	Reconciled
	Mining Business	items	Total
Asia	37,289,109	249,841	37,538,950
North America	92,809,899	—	92,809,899
Africa	90,541,946	—	90,541,946
Others	22,165,759	—	22,165,759
Total	242,806,713	249,841	243,056,554

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.21 Discontinued Operations

On May 27, 2025, the Company finalized the divestment of all its business related to loan facilitations, aftermarket services, financing leasing services, domestic automotible trading and related services in the PRC (the “PRC Business”), a strategic transaction valued at approximately US$351.94 million in cash with Ursalpha Digital Limited. The sale repositions the Company to be focus on its Bitcoin mining operations and international automobile trading. Thereafter, the Company no longer retains any interests in the VIEs following the disposal of PRC business. The disposal represents a strategic shift and has a major effect on the financial statements, so it is presented as a discontinued operation.

In July 2025, the Company appointed a new leadership team. Following these appointments, one of the newly appointed directors owns Ursalpha Digital Limited. As a result, Ursalpha Digital Limited was identified as a related party of the Company as of the end of the reporting period (refer to Note 20).

The following table represents the summary of assets and liabilities disposed on May 27, 2025, and related loss resulting from the transaction:

May 27, 2025
Consideration	351,941,519
Current assets of discontinued operations	375,714,681
Non-current assets of discontinued operations	73,787,748
Total assets of discontinued operations	449,502,429
Current liabilities of discontinued operations	12,919,408
Non-current liabilities of discontinued operations	6,261,781
Total liabilities of discontinued operations	19,181,189
Loss from disposal of discontinued operations	(78,379,721)
PRC withholding tax for indirect transfer of PRC assets	(39,340,669)
Release accumulated other comprehensive loss	(44,270,340)
Loss from disposal of discontinued operations after tax	(161,990,730)
Loss from discontinued operations after tax from January 1, 2025 to May 27, 2025	(7,171,979)
Net loss from discontinued operations from January 1, 2025 to May 27, 2025	(169,162,709)

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.21 Discontinued Operations (continued)

Assets and liabilities of discontinued operations were as follows as of December 31, 2024:

As of December 31, 2024
ASSETS
Current assets
Cash and cash equivalents	86,247,191
Restricted cash - current – others	1,481,477
Short-term investments	128,618,388
Accounts receivable, net	1,497,641
Finance lease receivables	2,833,899
Financing receivables	778,855
Short-term contract asset, net	4,619,614
Prepayments and other current assets, net	4,036,337
Total current assets of discontinued operations	230,113,402
Non-current assets
Restricted cash - non-current	39,377,146
Property and equipment, net	843,464
Intangible assets	6,497,283
Long-term contract asset	2,404,483
Finance lease receivables	1,275,359
Operating lease right-of-use assets	5,403,686
Other non-current assets	555,784
Total non-current assets of discontinued operations	56,357,205
TOTAL ASSETS OF DISCONTINUED OPERATIONS	286,470,607
LIABILITIES
Current liabilities:
Short-term lease liabilities	903,762
Accrued expenses and other current liabilities	13,723,267
Deferred guarantee income	1,614,910
Contingent risk assurance liabilities	4,273,071
Income tax payable	2,357
Total current liabilities of discontinued operations	20,517,367
Non-current liabilities:
Deferred tax liability	1,469,199
Long-term lease liabilities	5,075,071
Other non-current liabilities	2,619
Total non-current liabilities of discontinued operations	6,546,889
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	27,064,256

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.21 Discontinued Operations (continued)

Operating results from discontinued operations included in the Company’s consolidated statements of comprehensive income (loss) were as follows for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
Revenues	242,682,162	21,051,436	1,143,723
Operating cost and expenses
Cost of revenue	215,581,508	11,675,910	2,350,868
Sales and marketing	5,549,957	1,820,336	89,138
General and administrative	15,321,448	18,822,734	4,328,419
Research and development	4,294,079	759,722	44,729
Net gain on contingent risk assurance liabilities	3,654,895	(3,863,348)	(1,073,370)
Net recovery on provision for credit losses	(19,461,865)	(38,223,001)	(2,366,384)
Impairment loss from goodwill	21,197,627	—	—
Total operating cost and expenses	246,137,649	(9,007,647)	3,373,400
Interest income	1,903,232	5,284,670	597,333
Net gain on equity securities	3,442,198	1,165,910	—
Interest expense	(584,601)	—	—
Foreign exchange gain (loss), net	184,020	229,512	(74,202)
Other income	3,649,819	633,357	1,762,390
Other expenses	(231,684)	(293,897)	(7,228,461)
Income (loss) from discontinued operations before tax	4,907,497	37,078,635	(7,172,617)
Income tax expenses (benefits)	(13,326,297)	(183,651)	638
Income (loss) from discontinued operations after tax	(8,418,800)	36,894,984	(7,171,979)

Net cash provided by (used in) discontinued operating activities	139,019,378	38,850,280	(14,407,658)
Net cash provided by (used in) discontinued investing activities	190,070,347	(85,570,858)	(54,180,371)
Net cash used in discontinued financing activities	(136,619,066)	(5,426,532)	—

Cash flows in respect of the disposal were as follows:

For the year ended December 31, 2025
US$
Cash and cash equivalent deconsolidated	61,108,542
Proceeds from the disposal of subsidiaries	270,674,465
Proceeds from the disposal of subsidiaries, net of cash disposed	209,565,923

2.22 Comprehensive (loss) income

Comprehensive (loss) income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive (loss) income includes net income, foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income (loss).

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.23 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, short-term investment, receivable for Bitcoin collateral, other current assets, short-term and long-term debts, accrued expenses and other liabilities. The net carrying amounts of these financial instruments, except for short-term investment, receivable for Bitcoin collateral, and long-term debts, approximate their fair values because of their generally short maturities. The fair value of time deposits was determined based on the prevailing interest rates in the market and the receivable for Bitcoin collateral is carried at fair value based on the primary market price of the underlying Bitcoins. The net carrying amount of long-term debts approximates their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

2.24 Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”).

The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. In addition, the Company recognizes one-off compensation costs for the award which could be vested immediately upon grant on the grant date. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based options granted to employees.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.25 Earnings (losses) per share

The Company computes earnings (losses) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share (“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings (losses) per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation.

Diluted earnings (losses) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and restricted shares subject to forfeiture. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings (losses) per share by application of the treasury stock method. The computation of the diluted earnings (losses) per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings (losses) per Class B ordinary share does not assume the conversion of such shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings (losses) per Class A ordinary share, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings (losses) per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

2.26 Related Parties and Transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC Topic 850, “Related Party Disclosures,” and other relevant ASC standards.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

2.27 Significant risks and uncertainties

Concentration of credit risk

Financial assets that potentially subject the Company to significant concentrations of credit risk primarily consist of receivables related to Bitcoin collateral pledged to Antalpha Digital Pte. Ltd., a related party and the Company’s major funding partner under several loan arrangements (see Note 9).

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.27 Significant risks and uncertainties (continued)

Under the applicable financing agreements, certain Bitcoins are pledged as collateral for outstanding borrowings. As a result, the Company is exposed to credit risk associated with the counterparty’s custody and control of the pledged digital assets.

The Company manages the credit risk related to receivables for Bitcoin collateral through:

1.Ongoing credit evaluation of the related-party lender and its underlying funding sources;

2.Contractual safeguards under the relevant loan and collateral agreements; and

3.Daily monitoring, supervision, and reconciliation of the designated crypto wallet balances, including verification of pledged asset status.

Concentration of purchase

The Company has entered into hosting agreements with Bitmain Development Limited and Bitmain Technologies Georgia Limited (collectively, “Bitmain”) for the hosting of its mining machines. The hosting costs incurred with Bitmain represented 100% and 94% of the Company’s total energy and hosting costs for the years ended December 31, 2024 and 2025, respectively. The decrease was primarily attributable to the Company’s efforts to diversify its hosting suppliers. For the month ended December 31, 2025, the concentration rate was decreased to approximately 81%.

Notwithstanding the foregoing, Bitmain, founded by Mr. Ketuan Zhan, remains an important business partner of the Company. The Company continues to monitor supplier concentration risk and evaluate alternative suppliers to enhance operational resilience.

Concentration of source of revenue

For the years ended December 31, 2024 and 2025, substantially all of the Company’s revenue was derived from a single Bitcoin mining pool operator, Antpool Technologies (BVI) Limited (“Antpool”). Revenue attributable to Antpool represented approximately 100% and 98.57% of the Company’s total revenue for the years ended December 31, 2024 and 2025, respectively. Based on the information from Bitmain’s official website, Antpool was originally launched by Bitmain and has operated independently since May 2021.

Accordingly, the Company is subject to significant customer concentration risk. To mitigate such risk, the Company monitors mining reward settlements and transfers to its designated earning wallets on a daily basis and began developing relationships with alternative mining pool operators during 2025.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps, to economically manage its interest rate exposures on its interest-bearing assets and liabilities. For the Company’s hashrate financing loan, the annual interest rate caps at 10%. For the Company’s product loan and mining site loan, the annual interest rate is 10% and 9%, respectively. The Company has not been exposed to material risks due to changes in market interest rates.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.27 Significant risks and uncertainties (continued)

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in Bitcoin value; changes in energy cost of mining machines; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with asset quality and credit assessment.

Liquidity risk

The Company has incurred losses in 2025 and the Company had a working capital deficit as of December 31, 2025. The Company’s principal sources of liquidity have been issuance of equity securities, borrowings from banks and related parties and other third-parties, which have historically been sufficient to meet our working capital and substantially all of our capital expenditure requirements.

The Company has secured equity financings for a total amount of $75.5 million from January 1, 2026 to the date of filing. See details in Note 21. The Company’s cash flow projections indicate that the Company’s existing cash and cash equivalents and cash provided by operating activities, together with additional financing available, will be sufficient to cover the liquidity needs that become due within one year after the date that the consolidated financial statements are issued.

2.28 Recent Accounting Pronouncements

New accounting standards which have been adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments are effective for public business entities for annual periods beginning after December 15, 2024. See Note 13 for relevant income tax disclosures.

In March 2025, the FASB issued ASU 2025-02, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”). This update revises the SEC paragraphs in the Codification, primarily within Liabilities (Topic 405), to align with the SEC staff’s issuance of SAB 122, which rescinds SAB 121 related to safeguarding obligations for crypto-asset platforms. The update does not create new GAAP requirements but removes obsolete SEC guidance superseded by SAB 122. ASU 2025-02 is effective for annual reporting periods beginning after December 15, 2024, with retrospective application required. As the Company operates as a Bitcoin mining entity and does not provide custodial services or safeguard crypto assets for others, this new guidance does not directly impact its financial statements.

New accounting standards which have not yet been adopted

On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 enhances transparency in financial reporting by requiring public business entities (PBEs) to disclose more detailed information about specific natural expense categories included in their income statement captions. And on January 6, 2025, the FASB issued ASU 2025-01 to clarifies that all public business entities must adopt the guidance in ASU 2024-03 for: Annual reporting periods beginning after December 15, 2026 and Interim reporting periods within annual periods beginning after December 15, 2027. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.28 Recent Accounting Pronouncements (continued)

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606 by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, and interim reporting periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to Capitalization Guidance (“ASU 2025-06”). The amendments clarify and refine the accounting for internal-use software development costs by (i) aligning the guidance more closely with the software development life cycle, (ii) addressing the treatment of certain preliminary project and post-implementation costs, and (iii) requiring additional disclosures about significant internal-use software projects. The amendments in this update are effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. Entities are required to apply the guidance prospectively to costs incurred after the date of adoption; retrospective application is not permitted. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period. ASU 2025-11 is effective for public business entities for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. For entities other than public business entities, this amendment is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.